LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 4 – LEASES

The Company’s lease portfolio primarily consists of an office lease. The lease had a term from April 17, 2021 to April 16, 2024. On October 13, 2022, the Company early terminated the lease. Instead, the Company relocated with a 12-month new lease, which the Company elected not to recognize a right-of-use asset and lease liability requirement to this lease, because it has a lease term of 12 months or less. The Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

As of December 31, 2023 and 2022, the Company reported no right-of-use assets and lease liabilities.

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Year Ended December 31,
	2023	2022
Operating lease cost	$-	$4,461
Short-term lease cost	7,686	2,005
Variable lease cost	-	-
Total lease cost	$7,686	$6,466

The following table presents supplementary cash flow information regarding the company’s leases:

	For the Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating activities	$-	$4,461
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$-
Reduction of right-of-use assets and lease liabilities for cancelation of old leases	$-	$9,048